Accumulated other comprehensive income (loss) - Net Change of AOCL Components (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Accumulated Other Comprehensive Income (Loss) [Line Items]
Other comprehensive income (loss), net of taxes	$ (75,237)	$ 37,417	$ 61,430
Unrealized net gains (losses) on translation of net investment in foreign operations
Accumulated Other Comprehensive Income (Loss) [Line Items]
Other comprehensive income (loss), net of taxes	152	(247)	(952)
Unrealized net gains (losses) on translation of net investment in foreign operations | Defined benefit pension plan
Accumulated Other Comprehensive Income (Loss) [Line Items]
OCI, before reclassifications, net of tax	203	(421)	(523)
Unrealized net gains (losses) on translation of net investment in foreign operations | Available-for-sale Securities
Accumulated Other Comprehensive Income (Loss) [Line Items]
OCI, before reclassifications, net of tax	(40)	0	0
Foreign currency translation adjustments
Accumulated Other Comprehensive Income (Loss) [Line Items]
OCI, before reclassifications, net of tax	(3,129)	9,991	16,200
Gains (losses) on net investment hedge
Accumulated Other Comprehensive Income (Loss) [Line Items]
OCI, before reclassifications, net of tax	3,281	(10,238)	(17,152)
Accumulated net investment gain (loss) | Held-to-maturity Securities
Accumulated Other Comprehensive Income (Loss) [Line Items]
Reclassifications, net of tax	151	665	71
Other comprehensive income (loss), net of taxes	151	665	71
Accumulated net investment gain (loss) | Available-for-sale Securities
Accumulated Other Comprehensive Income (Loss) [Line Items]
OCI, before reclassifications, net of tax	(94,960)	62,191	57,062
Reclassifications, net of tax	239	(1,220)	(1,624)
Other comprehensive income (loss), net of taxes	(94,761)	60,971	55,438
Employee benefit plans adjustments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Other comprehensive income (loss), net of taxes	19,221	(23,972)	6,873
Employee benefit plans adjustments | Defined benefit pension plan
Accumulated Other Comprehensive Income (Loss) [Line Items]
OCI, before reclassifications, net of tax	(1,462)	456	149
Reclassifications, net of tax	0	0	0
Other comprehensive income (loss), net of taxes	15,855	(5,943)	(1,420)
Employee benefit plans adjustments | Post-retirement healthcare plan
Accumulated Other Comprehensive Income (Loss) [Line Items]
Other comprehensive income (loss), net of taxes	3,366	(18,029)	8,293
Net actuarial gain (loss) | Defined benefit pension plan
Accumulated Other Comprehensive Income (Loss) [Line Items]
OCI, before reclassifications, net of tax	14,772	(8,363)	(3,472)
Reclassifications, net of tax	2,766	2,412	2,407
Net actuarial gain (loss) | Post-retirement healthcare plan
Accumulated Other Comprehensive Income (Loss) [Line Items]
OCI, before reclassifications, net of tax	1,163	(18,553)	10,014
Reclassifications, net of tax	1,679	0	272
Prior service credit (cost) arising during the year | Defined benefit pension plan
Accumulated Other Comprehensive Income (Loss) [Line Items]
OCI, before reclassifications, net of tax	(399)	(47)	0
Reclassifications, net of tax	(25)	20	19
Prior service credit (cost) arising during the year | Post-retirement healthcare plan
Accumulated Other Comprehensive Income (Loss) [Line Items]
OCI, before reclassifications, net of tax	0	0	(2,369)
Reclassifications, net of tax	$ 524	$ 524	$ 376